GOODWILL AND INTANGIBLE ASSETS - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated impairments	$ 0		$ 0
Amortization of intangible assets	$ 9,900,000	$ 7,100,000